Stock Options and Warrants (Details Textual) - shares	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,273,000	3,275,000
2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	2,500,000	2,500,000
Options outstanding	2,283,000	2,285,000	2,285,000
2014 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	3,000,000	3,000,000
Options outstanding	990,000	990,000
Additional number of shares authorized to issue	5,000,000
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,455,000